Note 17 - Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	April 30, 2025					October 31, 2024

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	340,186	340,186	-	-	340,186	225,254	225,254	-	-	225,254
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	104,807	104,807	-	-	104,807	299,300	299,300	-	-	299,300
FVTPL	-	-	-	-	-	-	-	-	-	-
Credit assets
Amortized cost	4,523,812	-	-	4,492,579	4,492,579	4,236,116	-	-	4,190,523	4,190,523
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	198	-	198	-	198	20	-	20	-	20
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	953	-	-	953	953	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$4,205,185	$-	$-	$4,250,906	$4,250,906	$4,144,673	$-	$-	$4,182,338	$4,182,338
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	101,844	-	98,411	-	98,411	102,503	-	99,152	-	99,152
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	381	-	381	-	381	-	-	-	-	-
Other financial liabilities
Amortized cost	209,336	-	-	209,336	209,336	191,071	-	-	191,071	191,071
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-